Goodwill and impairment review of goodwill - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) MMBoe	Dec. 31, 2024 MMBoe
Disclosure of detailed information about intangible assets [line items]
Period used in testing for goodwill impairment	15 years
1.0 percentage point increase [Member]
Disclosure of detailed information about intangible assets [line items]
Discounted cash flow, change in nominal interest rate	1.00%
Growth rate used to extrapolate cash flow projections	1.00%
One Percentage Point Decrease
Disclosure of detailed information about intangible assets [line items]
Discounted cash flow, change in nominal interest rate	1.00%
Growth rate used to extrapolate cash flow projections	1.00%
Ten Percentage Point Increase [Member]
Disclosure of detailed information about intangible assets [line items]
Project development unit margin	10.00%
Ten Percentage Point Decrease [Member]
Disclosure of detailed information about intangible assets [line items]
Project development unit margin	10.00%
gas & low carbon energy | Upstream gas businesses [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment related to expected divestments	$ 0
Estimated production volumes by which unit's recoverable amount exceeds its carrying amount for the next 15 years | MMBoe	146	154
Estimated Percentage Change in Revenue due to Adverse Impact on Goodwill Headroom	(9.00%)	(6.00%)
gas & low carbon energy | Transition businesses [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill	$ 2,009
oil production & operations
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment related to expected divestments	$ 0
Estimated production volumes by which unit's recoverable amount exceeds its carrying amount for the next 15 years | MMBoe	400	400
Estimated Percentage Change in Revenue due to Adverse Impact on Goodwill Headroom	(11.00%)	(11.00%)
Estimated Percentage Change in Discount Rate, Impact on Goodwill Headroom	0.00%
customers & productsa
Disclosure of detailed information about intangible assets [line items]
Period used in determining value in use for cash-generating units	10 years
customers & productsa | Top of range
Disclosure of detailed information about intangible assets [line items]
Period over which cash flows for cash generating unit is derived	5 years
Goodwill | gas & low carbon energy | Transition businesses [Member] | 1.0 percentage point increase [Member]
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis for goodwill, effect of change in discount rate used to estimate impairment charges	$ 900
Goodwill | gas & low carbon energy | Transition businesses [Member] | One Percentage Point Decrease
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis for goodwill, effect of change in discount rate used to estimate impairment charges	(1,700)
Goodwill | gas & low carbon energy | LSbp | 1.0 percentage point increase [Member]
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis for goodwill, effect of change in growth rate used to estimate impairment charges	(1,000)
Goodwill | gas & low carbon energy | LSbp | One Percentage Point Decrease
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis for goodwill, effect of change in growth rate used to estimate impairment charges	600
Goodwill | gas & low carbon energy | LSbp | Ten Percentage Point Increase [Member]
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis for goodwill, effect of change in project development unit margin used to estimate impairment charges	(400)
Goodwill | gas & low carbon energy | LSbp | Ten Percentage Point Decrease [Member]
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis for goodwill, effect of change in project development unit margin used to estimate impairment charges	$ 500
Goodwill | gas & low carbon energy | Weighted average | Upstream gas businesses [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	11.00%	11.00%
Goodwill | oil production & operations | Weighted average
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	17.00%	17.00%